EMPLOYEE BENEFITS OBLIGATIONS - Significant Assumptions Weighted (Details)	Mar. 31, 2023	Mar. 31, 2022
Canadian
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate (in percent)	5.05%	4.14%
Compensation rate increases (in percent)	3.66%	3.65%
Discount rate (in percent)	4.14%	3.32%
Compensation rate increases (in percent)	3.65%	3.65%
Foreign
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate (in percent)	4.70%	2.41%
Compensation rate increases (in percent)	2.54%	2.66%
Discount rate (in percent)	2.41%	1.06%
Compensation rate increases (in percent)	2.66%	2.06%